Revenues	12 Months Ended
Apr. 30, 2024
Revenues [Abstract]
Revenues

Note 4 – Revenues

The following table presents the Company’s revenues disaggregated by service lines for the years ended April 30, 2022, 2023 and 2024:

	April 30, 2022	April 30, 2023	April 30, 2024	April 30, 2024
	JPY	JPY	JPY	USD
OPERATING REVENUES
Software and system development services	234,732,715	21,874,517	125,618,177	797,373
Consulting and solution services	228,986,136	22,435,120	2,800,620	17,777
Sale of NFTs	—	2,258,892	50,936,854	323,327
TOTAL OPERATING REVENUES	463,718,851	46,568,529	179,355,651	1,138,477